Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Summary of Lease Costs Recognized and Other Information Pertaining to Operating Leases

The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Lease cost
Operating lease cost	$1,170	$1,144	$2,309	$2,343
Variable lease cost	1,340	1,170	2,676	2,313
Short-term lease cost	109	76	182	151
	$2,619	$2,390	$5,167	$4,807
Other information:
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases			$2,570	$2,501
Right of use assets obtained in exchange for new operating lease liabilities			$2,090	$1,479
Weighted average remaining lease term (in years)			1.89	2.6
Weighted average discount rate			6.01%	4.71%

Summary of Maturities of Operating Lease Liabilities

Pursuant to the terms of the Company’s non-cancelable lease agreements in effect at June 30, 2023, the following table summarizes the Company’s maturities of operating lease liabilities as of June 30, 2023:

June 30,
2023
Operating lease liabilities payment
2023	$2,512
2024	4,766
2025	1,856
Total lease payments	$9,134
Less: imputed interest	(506)
Present value of lease liability	$8,628